DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) MMBTU in Millions, GWh in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GWh	Dec. 31, 2017 MMBTU	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GWh	Dec. 31, 2016 MMBTU
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	$ 24,841			$ 25,971
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	28,573			21,782
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	18,433			17,092
Credit default swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	43			182
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	$ 1,384			$ 2,583
Commodity instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions (in GWH and MMBtu)		28,808	48,163		15,904	9,150